Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment Losses (Parenthetical) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation, Amortization and Impairment Losses [Line Items]
Total	$ (100,900)	$ 55,494	$ (30,785,531)
Continuing Operations [Member]
Depreciation, Amortization and Impairment Losses [Line Items]
(Impairment)/Reversal of impairment	$ (100,900)	$ 55,494
(Impairment)/Reversal of impairment losses recognized in profit or loss			$ (30,785,531)